EXIT AND DISPOSAL ACTIVITIES (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Impairment of Long-Lived Assets Held-for-use			$ 3,000,000
Maintenance expenses			3,000,000
Impairment losses	$ 0	$ 11,482,905	2,987,668
Assets reclassified from long lived assets held for sale	$ 6,700,000
Period within which the reclassified assets will be rented out	5 years
Depreciation and amortization expenses	$ 200,000
Wafer Manufacturing operations | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Impairment losses		7,300,000
Chongqing business subsidiary | Discontinued Operations, Held-for-sale
Restructuring Cost and Reserve [Line Items]
Property, plant and equipment, held for sale		57,800,000
Prepaid land use rights, held for sale		1,700,000
Machine and equipment
Restructuring Cost and Reserve [Line Items]
Assets reclassified from long lived assets held for sale	43,100,000	43,100,000
Wafer plant
Restructuring Cost and Reserve [Line Items]
Assets reclassified from long lived assets held for sale	$ 5,100,000
polysilicon assets [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of Long-Lived Assets Held-for-use		11,500,000
Reported Value Measurement [Member]
Restructuring Cost and Reserve [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		$ 78,293,526
Reported Value Measurement [Member] | Significant Production Assets [Member]
Restructuring Cost and Reserve [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure				$ 144,700,000
Relocation costs			200,000
Property Plant And Equipment Expected to be Relocated			$ 200,000